Income taxes - Disclosure of the continuity of deferred tax balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (71,611)	$ (35,680)
Additions from business acquisitions	2,540	(15,954)
Recognized in earnings	109,496	7,496
Recognized in other comprehensive income	28,862	(8,358)
Recognized in equity	2,623	(7,194)
Foreign currency translation adjustment and other	2,441	(11,921)
Ending balance	74,351	(71,611)
Accounts payable and accrued liabilities, provisions and other long-term liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	40,214	51,156
Additions from business acquisitions	0	6,986
Recognized in earnings	4,007	(20,232)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(548)	2,304
Ending balance	43,673	40,214
Tax benefits on losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	51,963	43,181
Additions from business acquisitions	0	1,489
Recognized in earnings	2,928	9,450
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	1,187	(2,157)
Ending balance	56,078	51,963
Accrued compensation and employee-related liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	51,136	40,108
Additions from business acquisitions	0	141
Recognized in earnings	14,531	17,724
Recognized in other comprehensive income	0	0
Recognized in equity	2,623	(7,194)
Foreign currency translation adjustment and other	636	357
Ending balance	68,926	51,136
Retirement benefits obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	19,517	17,561
Additions from business acquisitions	0	2,425
Recognized in earnings	(5,601)	(2,082)
Recognized in other comprehensive income	13,078	1,011
Recognized in equity	0	0
Foreign currency translation adjustment and other	249	602
Ending balance	27,243	19,517
Capitalized research and development
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance
Additions from business acquisitions	0
Recognized in earnings	92,880
Recognized in other comprehensive income	0
Recognized in equity	0
Foreign currency translation adjustment and other	0
Ending balance	92,880
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	171,072	179,318
Additions from business acquisitions	0	1,577
Recognized in earnings	(5,750)	252
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	3,966	(10,075)
Ending balance	169,288	171,072
PP&E, contract costs, intangible assets and other long-term assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(151,054)	(121,309)
Additions from business acquisitions	2,540	(27,347)
Recognized in earnings	23,567	5,912
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	1,230	(8,310)
Ending balance	(123,717)	(151,054)
Right-of-use assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(132,757)	(134,808)
Additions from business acquisitions	0	(1,405)
Recognized in earnings	(6,709)	(6,179)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(3,945)	9,635
Ending balance	(143,411)	(132,757)
Work in progress
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(12,828)	(22,190)
Additions from business acquisitions	0	0
Recognized in earnings	(1,283)	9,018
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(261)	344
Ending balance	(14,372)	(12,828)
Goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(81,617)	(70,845)
Additions from business acquisitions	0	0
Recognized in earnings	(6,653)	(5,619)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	1,011	(5,153)
Ending balance	(87,259)	(81,617)
Refundable tax credits on salaries
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(20,049)	(19,673)
Additions from business acquisitions	0	0
Recognized in earnings	(2,517)	(376)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(2)	0
Ending balance	(22,568)	(20,049)
Cash flow hedges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(10,398)	(5,626)
Additions from business acquisitions	0	0
Recognized in earnings	(55)	4,333
Recognized in other comprehensive income	6,445	(9,146)
Recognized in equity	0	0
Foreign currency translation adjustment and other	(2)	41
Ending balance	(4,010)	(10,398)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	3,190	7,447
Additions from business acquisitions	0	180
Recognized in earnings	151	(4,705)
Recognized in other comprehensive income	9,339	(223)
Recognized in equity	0	0
Foreign currency translation adjustment and other	(1,080)	491
Ending balance	$ 11,600	$ 3,190